STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2020	Dec. 20, 2018	Dec. 18, 2018	Oct. 19, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 24, 2022	Jan. 28, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amount											$ 224,634,031
Gross proceeds					$ 696	$ 118,791			$ 1,600,000
Share price									$ 3.98
Offering amount				$ 20,000,000
Proceeds from common stock sold					$ 423	$ 114,409	$ 423	$ 114,409	$ 3,068,027	$ 14,793,479
Proceeds from warrants								$ 2,963,658	$ 609,118
Warrants exercised								366,892	58,569
Warrants outstanding									135,753
Exercise price									$ 3.98
Equity Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of options									40,000
Director [Member] | Equity Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of options												8,000
Exercise price												$ 3.98
Options Held [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Anti-dilutive common stock									40,000	9,710
Warrants One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Anti-dilutive common stock									9,710	9,710
Tiger Management L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock sold									750,000
Gross proceeds									$ 3,000,000
Share price									$ 4
At The Marketoffering Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock sold									397,524
Public offering price									$ 4.07
Distribution Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock sold										408,718
Proceeds from common stock sold										$ 4,250,676
Related cost										$ 127,520
Placement Agency Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock sold		194,206
Public offering price		$ 10.40
Warrants exercisable			$ 13.00
Warrants term		5 years
Exercise price		$ 10.40
Proceeds from warrants		$ 2,019,743
Proceeds from sale of common stock and warrants	$ 10,700,000	1,691,541
Placement agent commissions		$ 328,302
Placement Agency Agreement [Member] | Kingswood [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock sold	1,586,206
Proceeds from common stock sold	$ 11,500,000
Warrants exercisable	$ 8.00
Proceeds from warrants									$ 2,846,064
Warrants exercised									58,569
Warrants outstanding									437,345
Placement Agency Agreement [Member] | Options Held [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Anti-dilutive common stock			9,710
Placement Agency Agreement [Member] | Warrants One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Anti-dilutive common stock			9,710